JPMORGAN TRUST IV
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
July 1, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information Part I of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information Part I contained in the Post-Effective Amendment No. 160 (Amendment No. 161 under the Investment Company Act of 1940, as amended) filed electronically on June 23, 2026.
Please contact the undersigned at (602) 383-1747 or erika.k.messbarger@jpmchase.com if you have any questions.
Very truly yours,
/s/ Erika K. Messbarger
Erika K. Messbarger
Assistant Secretary

APPENDIX A
J.P. Morgan Money Market Funds
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
J.P. Morgan Municipal Bond Funds
JPMorgan Ultra-Short Municipal Fund